SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	1 Months Ended	9 Months Ended	12 Months Ended
	Nov. 30, 2012	Sep. 30, 2014	Dec. 31, 2013
Owned subsidiaries			100.00%
Property, Plant and Equipment, Estimated Useful Life		3 years	3 years
Stock split ratio	1 for 181
Minimum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life		10 years	10 years
Minimum [Member] | Software [Member]
Intangible Assets Estimated Useful Life		3 years	3 years
Minimum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life			3 years
Maximum [Member] | Patents [Member]
Intangible Assets Estimated Useful Life		20 years	20 years
Maximum [Member] | Software [Member]
Intangible Assets Estimated Useful Life		10 years	10 years
Maximum [Member] | Machinery and equipment [Member]
Property, Plant and Equipment, Estimated Useful Life			5 years